Notes Payable and Long-Term Debt (Details 2) (USD $)	12 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 6.21% senior notes, repaid in 2012	Dec. 31, 2011 6.21% senior notes, repaid in 2012	Dec. 31, 2012 6.92% senior notes, repaid in 2012	Dec. 31, 2011 6.92% senior notes, repaid in 2012	Dec. 31, 2012 Industrial Development Revenue Bonds, floating rates (1.30% - 1.76% at December 31, 2012) due 2013 through 2027	Dec. 31, 2011 Industrial Development Revenue Bonds, floating rates (1.30% - 1.76% at December 31, 2012) due 2013 through 2027	Dec. 31, 2012 Industrial Development Revenue Bonds, floating rates (1.30% - 1.76% at December 31, 2012) due 2013 through 2027 Minimum	Dec. 31, 2012 Industrial Development Revenue Bonds, floating rates (1.30% - 1.76% at December 31, 2012) due 2013 through 2027 Maximum	Dec. 31, 2012 Foreign subsidiary obligation, 5.34%, due 2013 through 2021	Dec. 31, 2011 Foreign subsidiary obligation, 5.34%, due 2013 through 2021	Dec. 31, 2010 Foreign subsidiary obligation, 5.34%, due 2013 through 2021	Dec. 31, 2012 Foreign subsidiary obligation, floating rate	Dec. 31, 2011 Foreign subsidiary obligation, floating rate	Dec. 31, 2012 Capital lease obligations and other	Dec. 31, 2011 Capital lease obligations and other
Notes Payable and Long Term Debt
Maximum borrowing capacity													$ 114,000,000
Interest rate (as a percent)			6.21%		6.92%						5.34%
Long-term debt	145,963,000	157,252,000		1,072,000		31,000,000	41,800,000	41,800,000			102,600,000	81,318,000		182,000	206,000	1,381,000	1,856,000
Current maturities of long-term debt	(25,138,000)	(40,885,000)
Long-term debt, less current maturities	120,825,000	116,367,000
Floating rates (as a percent)									1.30%	1.76%
Maximum consolidated funded debt as a percentage of aggregate capitalization	50.00%
Adjusted leverage ratio, maximum	3.5
Minimum net worth base requirement	1,150,000,000
Percentage of consolidated net income added to net worth base amount	25.00%
Maximum amount of dividends	15,000,000
Sum of subsidiary indebtedness and priority indebtedness as a percentage of consolidated tangible net worth, maximum	10.00%
Minimum net worth base requirement after debt refinancing	1,870,445,000
Percentage of consolidated net income added to net worth base amount after debt refinancing	25.00%
Base amount used to calculate maximum dividend allowed after debt refinancing	25,000,000
Sum of subsidiary indebtedness and priority indebtedness as a percentage of consolidated tangible net worth after debt refinancing, maximum	20.00%
Maturities of long-term debt
2013	25,138,000
2014	11,553,000
2015	11,400,000
2016	11,400,000
2017	11,400,000
Thereafter	$ 75,072,000